Vessels, Net	9 Months Ended
Mar. 31, 2014
Vessels, Net
Vessels, Net

6. Vessels, Net

	Vessel cost	Accumulated depreciation	Net book Value
Balance, July 1, 2013	—	—	—
Vessel acquisitions through business combinations (Refer Note 4)	201,082,529	—	201,082,529
Other	307,606	—	307,606
Depreciation	—	(6,555,269)	(6,555,269)
Balance, March 31, 2014	201,390,135	(6,555,269)	194,834,866

The Company’s VLGC vessels with a carrying value of $188.7 million as of March 31, 2014 are first-priority mortgaged as collateral to secure the bank loan discussed in Note 11. No impairment loss was recorded for the period presented.